Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 95.6%
Alabama – 2.3%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2015 5.00%, 09/01/2025	$1,390	$1,629,441
Alabama Public School & College Authority Series 2014B 5.00%, 01/01/2022	3,200	3,353,632
Black Belt Energy Gas District (Morgan Stanley) Series 2019A 4.00%, 12/01/2049	19,925	23,001,221
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	2,675	3,087,833
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	23,915	26,384,702
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018A 4.00%, 06/01/2049	69,310	76,941,031
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	5,660	6,329,578
5.25%, 05/01/2044(a)	2,775	3,165,859

		143,893,297

Alaska – 0.4%
Municipality of Anchorage AK Series 2015B 5.00%, 09/01/2022-09/01/2024	8,810	9,914,062
Series 2015C 5.00%, 09/01/2022-09/01/2024	7,370	8,293,789
State of Alaska Series 2016A 5.00%, 08/01/2024	5,265	6,142,360

		24,350,211

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	1,920	2,326,733

Arizona – 1.8%
Arizona Board of Regents (University of Arizona COP) Series 2012C 5.00%, 06/01/2025	2,365	2,506,924

	Principal Amount (000)	U.S. $ Value

Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 07/01/2025 (Pre-refunded/ETM)	$6,460	$6,614,006
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2023-12/01/2024	2,770	3,206,215
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 5.00%, 11/01/2034 City of Glendale AZ (City of Glendale AZ Excise Tax)	1,000	1,313,990
Series 2015A 5.00%, 07/01/2023-07/01/2024	16,955	19,168,302
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) 5.00%, 07/01/2030-07/01/2039 Series 2020A	13,225	17,925,954
5.00%, 07/01/2030-07/01/2038	8,895	12,071,823
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2028	6,000	7,737,120
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2021	1,430	1,486,757
State of Arizona Lottery Revenue 5.00%, 07/01/2021-07/01/2027	30,105	35,174,374
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	9,215	9,216,290

		116,421,755

Arkansas – 0.0%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.60%, 11/01/2035	2,475	2,473,812

California – 5.6%
California Housing Finance Series 20192 4.00%, 03/20/2033	10,856	12,234,867
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	365	396,288
California State Public Works Board (California State Public Works Board Lease) Series 2014B 5.00%, 10/01/2028	1,225	1,433,030
Series 2021A 5.00%, 02/01/2027(b)	12,040	14,491,946
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017B-1 0.09%, 07/01/2057	1,655	1,655,000

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports Series 2018C 5.00%, 05/15/2036	$5,840	$7,177,126
City of Riverside CA Electric Revenue Series 2019A 5.00%, 10/01/2033	5,230	6,917,878
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	10,960	11,179,310
5.00%, 06/01/2032	7,930	9,805,762
Los Angeles Unified School District/CA Series 2020A 5.00%, 07/01/2027	10,000	12,925,100
Series 2020R 5.00%, 07/01/2033	2,780	3,772,293
Metropolitan Water District of Southern California Series 2020A 5.00%, 07/01/2027	7,550	9,803,298
San Francisco Intl Airport Series 2011C 5.00%, 05/01/2022 (Pre-refunded/ETM)	5,880	5,971,022
State of California 5.00%, 11/01/2028-04/01/2036	87,775	117,833,606
Series 2013 5.00%, 11/01/2024-11/01/2025	43,465	49,298,438
Series 2014 5.00%, 05/01/2025-05/01/2026	80,965	93,733,427

		358,628,391

Colorado – 2.2%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	3,680	3,895,096
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/2022-11/15/2024	6,630	7,175,868
Series 2016A 5.00%, 11/15/2023	4,085	4,623,117
Series 2018A 5.00%, 12/01/2025-12/01/2032	71,120	89,232,219
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) 0.09%, 12/01/2052	15,000	15,000,000
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2035	5,265	6,731,913
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2027-11/01/2028	5,900	7,645,002
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	1,000	1,075,730
5.00%, 12/01/2024-12/01/2050	2,030	2,506,642

		137,885,587

	Principal Amount (000)	U.S. $ Value

Connecticut – 3.3%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2023-11/01/2028	$2,420	$2,795,909
Series 2017B 5.00%, 08/15/2025-08/15/2027	12,195	14,805,183
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	982,511
Series 2017C 5.00%, 08/15/2024-08/15/2028	8,950	10,708,948
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group) Series 2019A 5.00%, 07/01/2032	5,425	6,746,530
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2026-07/01/2029	4,400	5,133,673
State of Connecticut Series 2013A 5.00%, 10/15/2021	3,370	3,495,094
Series 2014A 5.00%, 03/01/2028	6,360	7,221,144
Series 2015B 5.00%, 06/15/2032	7,345	8,616,199
Series 2015F 5.00%, 11/15/2027	1,570	1,896,560
Series 2016A 5.00%, 03/15/2024-03/15/2029	17,305	20,767,943
Series 2016B 5.00%, 05/15/2021	17,090	17,384,632
Series 2016E 5.00%, 10/15/2024-10/15/2025	20,025	23,634,309
Series 2017A 5.00%, 04/15/2022	8,450	8,963,929
Series 2017B 5.00%, 04/15/2028	2,515	3,266,557
Series 2018C 5.00%, 06/15/2026	5,500	6,821,320
Series 2018D 5.00%, 04/15/2026	16,655	20,553,436
Series 2020A 5.00%, 01/15/2040	2,565	3,321,059
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036	1,000	1,190,240
5.00%, 05/01/2028-05/01/2038	11,780	15,636,347
Series 2012 5.00%, 01/01/2022-01/01/2024	8,575	9,191,209
Town of Stratford CT BAM 5.00%, 01/01/2030-01/01/2033	13,370	16,320,352

		209,453,084

Delaware – 0.1%
Delaware River & Bay Authority Series 2014C 5.00%, 01/01/2026-01/01/2027	5,470	6,133,246

	Principal Amount (000)	U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School, Inc.) 4.00%, 09/01/2030	$575	$672,601
5.00%, 09/01/2050	1,000	1,196,350

		8,002,197

District of Columbia – 1.7%
District of Columbia Series 2013A 5.00%, 06/01/2025-06/01/2027	59,115	65,772,899
District of Columbia (Carnegie Endowment for International Peace) 0.09%, 11/01/2045	2,255	2,255,000
District of Columbia (District of Columbia Pers Income Tax) Series 2012C 5.00%, 12/01/2026	5,545	6,043,717
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2029	1,155	1,483,540
Series 2020A 5.00%, 10/01/2029-10/01/2034	26,400	35,041,851

		110,597,007

Florida – 5.5%
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) 5.00%, 12/15/2030(a)	510	566,258
Central Florida Expressway Authority Series 2019B 5.00%, 07/01/2033	11,335	14,685,059
Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	27,105	28,922,119
Series 2015A 5.00%, 06/01/2022	1,795	1,872,580
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	6,249,200
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2034-09/01/2035	1,300	908,921
City of Tampa FL Water & Wastewater System Revenue Series 2011 5.00%, 10/01/2026 (Pre-refunded/ETM)	3,895	4,035,337
County of Broward FL Airport System Revenue Series 2019A 5.00%, 10/01/2031	1,070	1,373,324
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012Q 5.00%, 10/01/2023	5,000	5,368,150

	Principal Amount (000)	U.S. $ Value

County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A 5.50%, 10/01/2023-10/01/2024	$13,095	$13,469,872
5.625%, 10/01/2025	2,550	2,624,664
County of Miami-Dade FL Series 2015B 5.00%, 07/01/2022	3,715	3,982,294
County of Miami-Dade FL Aviation Revenue Series 2015A 5.00%, 10/01/2022-10/01/2024	4,975	5,563,886
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	4,610	3,411,501
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) 0.09%, 07/01/2032	775	775,000
Duval County School Board (Duval County School Board COP) Series 2015B 5.00%, 07/01/2026	4,280	5,100,476
Florida Department of Environmental Protection Series 2012A 5.00%, 07/01/2022	10,225	10,955,883
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) 5.125%, 06/01/2040(a)	3,765	4,212,960
Florida Gulf Coast University Financing Corp. Series 2009A 0.11%, 02/01/2039	1,570	1,570,000
Florida Municipal Power Agency Series 2015B 5.00%, 10/01/2024-10/01/2028	3,765	4,512,412
Florida State Board of Education (State of Florida) Series 2014A 5.00%, 06/01/2022	3,545	3,786,840
Series 2017F 5.00%, 06/01/2021	2,775	2,830,223
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2029-10/01/2031	13,335	16,461,833
Series 2019A 5.00%, 10/01/2033	7,975	10,273,475
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2008 0.10%, 06/01/2048	5,300	5,300,000
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,773,884
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	2,984,457

	Principal Amount (000)	U.S. $ Value

Hollywood Community Redevelopment Agency Series 2015 5.00%, 03/01/2021-03/01/2023	$5,745	$6,000,089
JEA Electric System Revenue Series 2017B 5.00%, 10/01/2030	1,185	1,496,750
JEA Water & Sewer System Revenue Series 2014A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,801,894
5.00%, 10/01/2025	1,495	1,719,071
Series 2017A 5.00%, 10/01/2026	22,290	28,113,708
Manatee County School District (Manatee County School District COP) Series 2016A 5.00%, 07/01/2028-07/01/2029	14,010	17,073,588
North Broward Hospital District Series 2017B 5.00%, 01/01/2029-01/01/2030	6,180	7,638,207
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017C 0.09%, 01/01/2039	1,155	1,155,000
Orange County Health Facilities Authority (Orlando Health Obligated Group) 5.00%, 10/01/2022-10/01/2026 Series 2019E	19,515	22,017,801
0.09%, 10/01/2026	2,700	2,700,000
Orange County School Board Series 2014A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	29,347,278
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	24,905,686
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	2,355	2,397,767
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	2,000	2,120,500
Reedy Creek Improvement District Series 2013A 5.00%, 06/01/2021	1,820	1,855,545
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,980,101
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2022	3,150	3,404,835
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	14,015	14,336,084
1.705%, 07/01/2027	9,575	9,938,754
Tampa Bay Water Series 2011A 5.00%, 10/01/2023	2,050	2,123,554

	Principal Amount (000)	U.S. $ Value

Tampa Sports Authority (Tampa Sports Authority Sales Tax) Series 2015 5.00%, 01/01/2021	$3,490	$3,490,000

		351,186,820

Georgia – 1.6%
City of Atlanta GA Department of Aviation Series 2010C 5.50%, 01/01/2021	7,500	7,500,000
5.75%, 01/01/2022	13,000	13,000,000
5.875%, 01/01/2024	2,925	2,925,000
Series 2014A 5.00%, 01/01/2028	12,250	13,875,452
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) 5.00%, 04/01/2026-04/01/2031(b)	2,275	2,874,101
Forsyth County Water & Sewerage Authority (Forsyth County Water & Sewerage Authority Lease) 5.00%, 04/01/2028	1,050	1,390,273
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	34,735	37,833,015
Series 2018C 4.00%, 08/01/2048	18,000	19,741,140
Private Colleges & Universities Authority (Emory University) Series 2020B 4.00%, 09/01/2035	1,255	1,560,768

		100,699,749

Guam – 0.0%
Territory of Guam 5.00%, 11/15/2031	1,000	1,091,890

Hawaii – 0.4%
City & County of Honolulu HI 5.00%, 03/01/2025	7,865	9,400,169
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) 0.09%, 12/01/2041	2,190	2,190,000
State of Hawaii Series 2015E 5.00%, 10/01/2023	7,105	8,030,924
State of Hawaii Harbor System Revenue Series 2020A 4.00%, 07/01/2035	2,765	3,296,516

		22,917,609

Idaho – 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015A 5.00%, 07/15/2022-07/15/2023	4,650	5,021,701

Illinois – 5.7%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	7,580	8,114,390

	Principal Amount (000)	U.S. $ Value

Series 2017F 5.00%, 12/01/2023	$7,000	$7,544,810
Series 2018A 4.00%, 12/01/2021-12/01/2022	13,620	13,966,585
5.00%, 12/01/2026	1,000	1,143,670
Series 2018B 4.00%, 12/01/2021	1,145	1,165,324
Chicago O’Hare International Airport Series 2016C 5.00%, 01/01/2027	3,020	3,659,002
Chicago Transit Authority Series 2017 5.00%, 06/01/2022	7,460	7,913,270
County of Du Page IL Series 1993 5.60%, 01/01/2021	1,295	1,295,000
Illinois Development Finance Authority (American College of Surgeons) 0.09%, 08/01/2026	560	560,000
Illinois Educational Facilities Authority (Lincoln Park Society (The)) 0.12%, 01/01/2029	100	100,000
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	4,485	5,313,703
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005B 0.10%, 08/01/2035	995	995,000
Illinois Finance Authority (North Park University) 0.09%, 07/01/2035	430	430,000
Illinois Finance Authority (NorthShore University HealthSystem Obligated Group) 5.00%, 08/15/2029-08/15/2034	7,785	10,499,536
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/2021-11/15/2028	3,350	3,813,470
Illinois Municipal Electric Agency Series 2015A 5.00%, 02/01/2027-02/01/2029	42,820	50,662,882
Illinois State Toll Highway Authority Series 2014A 5.00%, 12/01/2021	9,020	9,411,468
Series 2014D 5.00%, 01/01/2023	1,165	1,271,539
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 06/15/2023 (Pre-refunded/ETM)	565	602,821
5.00%, 06/15/2023-12/15/2028	13,525	14,124,378
Railsplitter Tobacco Settlement Authority 5.00%, 06/01/2025	12,450	14,793,837
Series 2017 5.00%, 06/01/2022-06/01/2024	19,240	21,301,246
State of Illinois 5.50%, 05/01/2039	1,500	1,815,060

	Principal Amount (000)	U.S. $ Value

Series 2012 5.00%, 03/01/2023-08/01/2025	$20,610	$21,567,261
Series 2013 5.50%, 07/01/2024	5,415	5,901,971
Series 2013A 5.00%, 04/01/2023	4,415	4,751,864
Series 2014 5.00%, 02/01/2024-05/01/2027	36,040	39,629,475
Series 2016 5.00%, 06/01/2022-02/01/2029	20,990	22,820,195
Series 2017A 5.00%, 12/01/2024	8,590	9,625,009
Series 2017D 5.00%, 11/01/2024-11/01/2028	66,070	72,831,855
State of Illinois (State of Illinois Sales Tax) Series 2016C 5.00%, 06/15/2022	2,525	2,657,689
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(c) (d)	5,078	761,700

		361,044,010

Indiana – 0.2%
City of Whiting IN (BP Products North America, Inc.) 5.00%, 12/01/2044	9,670	11,801,461

Iowa – 0.4%
Iowa Finance Authority (Iowa Health System Obligated Group) 0.09%, 11/15/2041	6,380	6,380,000
Iowa Finance Authority (Iowa Health System) 0.08%, 12/01/2041	2,315	2,315,000
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) 5.00%, 09/01/2049	14,000	17,154,760

		25,849,760

Kansas – 0.1%
City of Junction City KS Series 2016A 5.00%, 09/01/2023	3,805	4,250,451

Kentucky – 2.9%
County of Carroll KY (Kentucky Utilities Co.) 1.75%, 10/01/2034	3,835	3,911,738
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2029	1,000	1,231,870
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2028-06/01/2030	14,650	16,873,634

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2018B 4.00%, 01/01/2049	$24,850	$27,933,388
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	41,090	45,438,554
Series 2018C 4.00%, 12/01/2049	36,475	41,552,320
Series 2019A 4.00%, 12/01/2049	10,855	12,366,993
Kentucky Turnpike Authority Series 2012A 5.00%, 07/01/2026 (Pre-refunded/ETM)	8,490	9,095,507
Series 2016A 5.00%, 07/01/2023-07/01/2027	13,300	15,548,970
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016A 0.08%, 10/01/2039	11,200	11,200,000

		185,152,974

Louisiana – 0.5%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027-08/01/2028	8,985	10,703,465
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 0.10%, 09/01/2033	5,150	5,150,000
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) 0.08%, 07/01/2047	2,635	2,635,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) 0.09%, 04/02/2023	1,215	1,215,000
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	2,250	2,511,743
6.10%, 06/01/2038-12/01/2040(a)	5,625	6,925,275
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,288,632
State of Louisiana Gasoline & Fuels Tax Revenue Series 2015B 5.00%, 05/01/2025	3,250	3,899,870

		34,328,985

Maine – 0.0%
Maine Municipal Bond Bank Series 2014A 5.00%, 09/01/2025	1,000	1,164,510

	Principal Amount (000)	U.S. $ Value

Maryland – 0.6%
City of Baltimore MD (Baltimore Hotel Corp.) Series 2017 5.00%, 09/01/2025-09/01/2026	$2,000	$1,887,220
County of Howard MD Series 2020A 5.00%, 08/15/2031-08/15/2032	8,465	11,759,025
County of Montgomery MD Series 2020B 4.00%, 11/01/2027	2,115	2,623,383
Maryland Health & Higher Educational Facilities Authority Series 2014A 0.07%, 04/01/2035	1,000	1,000,000
Series 2014B 0.09%, 04/01/2035	925	925,000
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) 0.09%, 07/01/2043	5,475	5,475,000
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020B 5.00%, 04/15/2028-04/15/2031	4,285	5,640,856
Montgomery County Housing Opportunities Commission Series 2011A 0.11%, 01/01/2049	1,625	1,625,000
State of Maryland 5.00%, 08/01/2027	1,865	2,421,759
Series 2020A 5.00%, 03/15/2027	1,000	1,284,520
University System of Maryland Series 2017A 5.00%, 04/01/2021	1,125	1,138,084

		35,779,847

Massachusetts – 1.8%
Commonwealth of Massachusetts Series 2016B 5.00%, 07/01/2023	3,965	4,439,492
Series 2017D 5.00%, 02/01/2036	4,435	5,490,929
Series 2018B 5.00%, 01/01/2031	3,685	4,742,374
Series 2020 5.00%, 07/01/2026	1,925	2,415,528
Series 2020A 2.00%, 04/21/2021	5,415	5,444,891
Series 2020E 5.00%, 11/01/2027	3,805	4,963,318
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2007A 5.25%, 07/01/2033	6,600	9,768,726

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2025-10/01/2033	$15,375	$19,402,081
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2017S 5.00%, 07/01/2025-07/01/2029	24,065	30,351,687
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020U 5.00%, 07/01/2028	950	1,254,779
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2028-07/01/2033	7,525	9,305,331
AGM Series 2020C 5.00%, 10/01/2026-10/01/2032	2,405	3,131,503
Massachusetts Health & Educational Facilities Authority (Partners Healthcare System, Inc.) 0.10%, 07/01/2040	500	500,000
Massachusetts School Building Authority Series 2012A 5.00%, 08/15/2022 (Pre-refunded/ETM)	455	490,112
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A 5.00%, 08/15/2022-08/15/2023	10,225	11,013,773

		112,714,524

Michigan – 4.7%
Great Lakes Water Authority Water Supply System Revenue Series 2016C 5.00%, 07/01/2024-07/01/2025	12,505	14,887,163
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) 2.625%, 05/15/2025	1,150	1,153,738
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	3,369,303
Lakeview School District/MI Series 2019B 0.10%, 05/01/2032	1,200	1,200,000
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	57,509,579
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 3.60%, 10/01/2021	500	504,610
3.80%, 10/01/2022	500	512,265
3.875%, 10/01/2023	2,000	2,072,600
4.00%, 10/01/2024	3,000	3,157,650

	Principal Amount (000)	U.S. $ Value

4.50%, 10/01/2029	$12,065	$12,727,248
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2025-07/01/2027	39,940	46,063,490
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 07/01/2024-07/01/2027	54,355	62,708,603
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020A 3.00%, 06/01/2021	350	353,857
4.00%, 06/01/2022-06/01/2039	9,000	10,605,480
5.00%, 06/01/2025-06/01/2031	5,645	7,302,941
Michigan Finance Authority (Public Lighting Authority) 5.00%, 07/01/2030 Series 2014B	1,580	1,743,814
5.00%, 07/01/2027-07/01/2031	7,450	8,279,381
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2023-12/01/2025	13,075	15,247,181
5.50%, 12/01/2026-12/01/2027	7,220	8,804,505
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024-06/30/2028	31,630	39,093,909
Michigan Strategic Fund (Wedgwood Christian Services) 0.12%, 12/01/2038	1,830	1,830,000
South Lyon Community Schools Series 2016 5.00%, 05/01/2022	3,060	3,253,851

		302,381,168

Minnesota – 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group) 0.09%, 11/15/2048	3,525	3,525,000
City of Minneapolis MN (One Ten Grant LP) 0.08%, 09/01/2026	10,730	10,730,000
City of Minneapolis MN (Seven Corners Community Housing Corp.) 0.09%, 11/01/2031	1,210	1,210,000
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group) 0.09%, 11/15/2034	250	250,000

	Principal Amount (000)	U.S. $ Value

City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) 0.09%, 11/15/2034	$3,000	$3,000,000
State of Minnesota Series 2015B 5.00%, 08/01/2022	3,745	4,030,743
Series 2019A 5.00%, 08/01/2027	1,205	1,564,729

		24,310,472

Missouri – 0.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2025-03/01/2028	2,820	3,171,533
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	1,620	1,851,154
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2025	2,630	3,088,856

		8,111,543

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025-02/15/2028	15,015	18,408,817

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	57,465	64,586,637

Nevada – 1.3%
City of Las Vegas NV Series 2015C 5.00%, 09/01/2023-09/01/2026	8,605	9,978,460
Clark County School District Series 2015B 5.00%, 06/15/2022	17,785	18,951,340
Series 2016D 5.00%, 06/15/2024	26,915	30,911,608
County of Clark Department of Aviation Series 2008D 0.09%, 07/01/2029	9,775	9,775,000
County of Clark NV Series 2017 5.00%, 06/01/2024	6,530	7,572,906
Las Vegas Valley Water District Series 2016B 5.00%, 06/01/2028	4,590	5,680,676

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry 0.50%, 01/01/2050 (Pre-refunded/ETM)(a)	$3,000	$3,003,510

		85,873,500

New Hampshire – 0.2%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	9,426	10,584,682
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018A 4.00%, 11/01/2027(a)	2,250	2,336,940

		12,921,622

New Jersey – 6.2%
New Jersey Economic Development Authority Series 2011EE 5.50%, 09/01/2021 (Pre-refunded/ETM)	990	998,326
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.25%, 04/01/2026	4,930	5,936,657
Series 2011EE 5.50%, 09/01/2021	370	372,916
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2022	1,075	1,120,053
5.50%, 01/01/2026-01/01/2027	2,000	2,261,630
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2021-10/01/2025	9,515	10,495,106
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025-06/15/2026	4,500	4,970,605
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	3,920	4,147,948
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008B 0.08%, 07/01/2036	1,680	1,680,000
Series 2008C 0.08%, 07/01/2036	9,605	9,605,000
New Jersey Transit Corp. Series 2014A 5.00%, 09/15/2021	14,375	14,809,412
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2028	13,780	16,418,156
Series 2018A 5.00%, 06/15/2029	3,035	3,562,635

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2028-12/15/2031	$8,720	$10,961,783
Series 2018A 5.00%, 12/15/2027-12/15/2033	65,475	81,180,312
Series 2019B 5.00%, 06/15/2033	3,885	4,757,182
Series 2020A 5.00%, 06/15/2035	1,810	2,281,288
New Jersey Turnpike Authority AGM Series 2005D-3 5.25%, 01/01/2026	14,770	18,224,260
Series 2012B 5.00%, 01/01/2026-01/01/2027	12,700	13,837,678
Series 2014A 5.00%, 01/01/2027-01/01/2029	75,940	87,083,067
Series 2014C 5.00%, 01/01/2024	14,720	16,706,170
Series 2017A 5.00%, 01/01/2029	7,235	8,988,764
Series 2017B 5.00%, 01/01/2029-01/01/2031	40,050	51,021,201
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2021-06/01/2035	22,370	26,650,745

		398,070,894

New York – 15.3%
City of New York NY Series 2014A 5.00%, 08/01/2027	1,130	1,310,427
Series 2015A 5.00%, 08/01/2023	2,040	2,284,331
Series 2015G 0.09%, 04/01/2042	3,045	3,045,000
Series 2018D 5.00%, 12/01/2039	2,435	3,073,579
Series 2019I 0.09%, 03/01/2044	3,000	3,000,000
Series 2020A 5.00%, 08/01/2024-08/01/2027	14,900	18,943,538
Series 2020B 5.00%, 11/01/2026-11/01/2027	14,880	18,934,837
Series 2020C 5.00%, 08/01/2032	3,150	4,256,879
County of Nassau NY Series 2017C 5.00%, 10/01/2026	8,840	10,845,089
Dutchess County Local Development Corp. (Bard College) Series 2020B 5.918%, 07/01/2039(a)	5,000	5,221,750
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2028	6,890	7,275,978
Series 2012E 5.00%, 11/15/2024 (Pre-refunded/ETM)	6,055	6,601,766

	Principal Amount (000)	U.S. $ Value

Series 2012F 5.00%, 11/15/2022-11/15/2026	$55,610	$58,796,571
Series 2012H 5.00%, 11/15/2026 (Pre-refunded/ETM)	3,335	3,632,882
5.00%, 11/15/2026	2,730	2,885,719
Series 2013B 5.00%, 11/15/2026 (Pre-refunded/ETM)	9,505	10,817,640
Series 2014A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,785,710
5.00%, 11/15/2027 (Pre-refunded/ETM)	4,040	4,597,924
Series 2014C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,912,000
Series 2017C 5.00%, 11/15/2027-11/15/2033	79,840	94,650,302
Series 2019B 5.00%, 05/15/2022	99,625	103,564,172
Series 2020A 4.00%, 02/01/2022	34,455	35,151,680
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012A 5.00%, 11/15/2027	4,505	4,865,941
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2031-07/15/2032	53,935	69,133,963
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A 5.00%, 11/01/2022-11/01/2025	34,430	35,780,826
Series 2011C 5.00%, 11/01/2023-11/01/2025	17,620	18,312,464
Series 2012A 5.00%, 08/01/2025	12,345	13,261,246
Series 2012B 5.00%, 11/01/2023	20,000	21,736,400
Series 2017A 5.00%, 08/01/2033	4,860	6,060,566
Series 2019B 5.00%, 11/01/2035-11/01/2036	59,785	77,877,892
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	4,250	4,271,633
2.80%, 09/15/2069	11,555	11,279,644
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2011E 5.00%, 08/15/2021	3,880	3,995,391
Series 2014C 5.00%, 03/15/2027	2,015	2,313,603
Series 2020D 5.00%, 02/15/2029-02/15/2034	25,980	34,352,100
New York State Housing Finance Agency (8 East 102nd Street LLC) 0.09%, 05/01/2044	21,655	21,655,000

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2023	$17,940	$18,989,490
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013C 5.00%, 03/15/2025-03/15/2026	63,625	70,033,172
Series 2013D 5.00%, 03/15/2023	32,000	35,383,040
Series 2016A 5.00%, 03/15/2024	4,010	4,623,730
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030	4,400	5,032,368
Series 2018 5.00%, 01/01/2027-01/01/2029	74,370	89,387,719
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	2,095	2,290,799
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2028	3,335	3,725,395
Series 20202 5.00%, 07/15/2033	5,910	7,757,230

		971,707,386

North Carolina – 0.1%
City of Charlotte NC Water & Sewer System Revenue 5.00%, 07/01/2026-07/01/2027	2,800	3,574,285
Durham County Industrial Facilities & Pollution Control Financing Authority (Research Triangle Institute) 0.15%, 09/01/2037	780	780,000
North Carolina Eastern Municipal Power Agency Series 1988A 6.00%, 01/01/2026 (Pre-refunded/ETM)	1,720	1,817,971

		6,172,256

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2028-06/01/2030	5,000	6,003,350

Ohio – 1.3%
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2037-06/01/2038	3,000	3,640,490
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2028-12/01/2029	6,965	9,241,661
Series 2017A 5.00%, 08/01/2026-08/01/2028	20,420	25,808,119

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026-02/15/2027	$5,455	$6,538,645
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017A 5.00%, 11/01/2031	1,000	1,255,010
County of Hamilton OH Sewer System Revenue Series 2019A 5.00%, 12/01/2034	9,375	12,502,125
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2022-12/01/2023	3,470	3,704,677
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	4,320	4,352,400
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	2,330	2,347,475
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A 5.00%, 12/01/2032	4,970	6,783,901
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	6,325	6,372,437

		82,546,940

Oklahoma – 0.2%
Comanche County Memorial Hospital 5.00%, 07/01/2022	520	547,092
Series 2015 5.00%, 07/01/2021-07/01/2028	5,975	6,319,568
McGee Creek Authority NATL Series 1992 6.00%, 01/01/2023	995	1,048,302
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	3,005	3,007,464

		10,922,426

Oregon – 0.5%
City of Portland OR Sewer System Revenue Series 2013A 5.00%, 08/01/2022	8,685	9,346,189
Clackamas County Hospital Facility Authority (Legacy Health) Series 2008A 0.09%, 06/01/2037	1,600	1,600,000
Series 2008B 0.09%, 06/01/2037	6,120	6,120,000

	Principal Amount (000)	U.S. $ Value

Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.00%, 10/01/2024	$820	$861,238
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 5.00%, 08/15/2030-08/15/2038	8,260	10,862,191
Salem Hospital Facility Authority (Salem Health Obligated Group) 5.00%, 05/15/2038	2,205	2,792,059
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009D 5.00%, 11/01/2021-11/01/2023	90	90,311
Tri-County Metropolitan Transportation District of Oregon Series 2018A 5.00%, 10/01/2028	2,335	3,012,757

		34,684,745

Other – 1.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(a) (e)	23,650	26,416,413
Series 2019-C, Class 1 3.87%, 11/15/2035(a) (e)	5,516	6,140,241
Series 2019-D, Class 1 3.87%, 11/05/2035(a) (e)	5,037	5,701,077
Series 2019-E, Class 1 3.87%, 11/15/2035(a) (e)	3,384	3,830,035
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019M 2.60%, 09/15/2033(a)	9,845	10,721,008
2.625%, 06/15/2035(a)	9,880	10,844,486
2.65%, 06/15/2035(a)	4,940	5,425,651

		69,078,911

Pennsylvania – 8.2%
Allegheny County Hospital Development Authority (UPMC Obligated Group) 5.00%, 07/15/2030-07/15/2033	19,390	25,303,305
Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	3,500	3,978,975
Beaver County Industrial Development Authority (Energy Harbor Generation LLC) Series 2016B 4.25%, 10/01/2047	2,420	2,438,150
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	2,120	2,135,900

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Series 2013A 5.00%, 07/15/2021	$2,200	$2,252,228
AGM Series 2017A 5.00%, 08/01/2027-08/01/2032	46,290	57,896,576
Series 2019A 5.00%, 08/01/2026	1,420	1,755,475
Series 2019B 5.00%, 02/01/2030	1,005	1,313,445
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024-10/01/2026	17,425	21,015,970
Commonwealth of Pennsylvania 5.00%, 07/15/2025	3,120	3,769,646
Series 2016 5.00%, 09/15/2024	9,575	11,208,974
Series 2017 5.00%, 01/01/2025-01/01/2027	130,480	155,930,540
Emmaus General Authority Series 2008E 0.09%, 03/01/2024	2,900	2,900,000
Haverford Township School District 0.10%, 03/01/2030	1,430	1,430,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,894,540
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027-12/01/2032	5,000	5,557,769
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) 5.00%, 09/01/2030-09/01/2032	2,910	3,727,747
Series 2018 5.00%, 09/01/2026-09/01/2030	10,650	13,409,044
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026-12/31/2028	51,190	61,436,445
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2028-04/15/2031	9,030	11,947,120
Pennsylvania Turnpike Commission 5.00%, 12/01/2029-12/01/2030	13,890	18,197,371
Series 2017B 5.00%, 06/01/2028-06/01/2030	13,255	16,388,273
Series 2019 0.10%, 12/01/2038	700	700,000
5.00%, 12/01/2022	5,250	5,725,860
Philadelphia Authority for Industrial Development (St. Joseph’s University) 4.00%, 11/01/2035-11/01/2038	5,560	6,446,423

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2027-11/01/2034	$11,940	$15,204,653
Philadelphia Gas Works Co. Series 2020D 0.10%, 08/01/2031	8,950	8,950,000
Philadelphia Parking Authority (The) Series 2009 5.125%, 09/01/2022	9,080	9,110,146
School District of Philadelphia (The) Series 2016D 5.00%, 09/01/2024	8,360	9,649,614
Series 2016F 5.00%, 09/01/2023-09/01/2024	29,165	33,468,193

		520,142,382

Puerto Rico – 0.6%
Commonwealth of Puerto Rico AGC Series 2001A 5.50%, 07/01/2029	125	147,719
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	5,150	6,108,157
NATL Series 2007V 5.25%, 07/01/2035	150	160,545
Puerto Rico Highway & Transportation Authority NATL Series 2005L 5.25%, 07/01/2035	500	532,840
AGC Series 2005L 5.25%, 07/01/2041	4,260	5,132,235
AGC Series 2007C 5.50%, 07/01/2031	510	616,213
NATL Series 2007N 5.25%, 07/01/2032	1,050	1,120,854
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	10,525	12,617,521
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	3,250	3,508,083
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	7,511	7,084,751

		37,028,918

Rhode Island – 0.8%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020A 5.00%, 09/15/2028-09/15/2032	12,390	15,866,203
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant) Series 2016B 5.00%, 06/15/2027	10,565	12,975,510
Rhode Island Depositors Economic Protection Corp. Series 1993A 6.375%, 08/01/2022 (Pre-refunded/ETM)	5,780	6,273,843

	Principal Amount (000)	U.S. $ Value

Rhode Island Health and Educational Building Corp. (Rhode Island School of Design) Series 2008A 0.09%, 08/15/2034	$2,050	$2,050,000
Tobacco Settlement Financing Corp./RI Series 2015A 5.00%, 06/01/2021-06/01/2023	14,635	15,631,636

		52,797,192

South Carolina – 1.1%
Kershaw County School District/SC (Kershaw County School District/SC Lease) Series 2015 5.00%, 12/01/2021	1,185	1,236,216
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	48,725	53,638,429
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2022-12/01/2027	7,000	8,082,370
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2030-12/01/2034	2,435	2,957,842
Series 2020A 4.00%, 12/01/2037	1,690	2,024,147

		67,939,004

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029-09/01/2030	7,025	8,756,312

Tennessee – 1.1%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018B 0.09%, 07/01/2045	1,350	1,350,000
Loudon Industrial Development Board (Tate & Lyle Ingredients Americas LLC) 0.09%, 06/01/2023	2,500	2,500,000
Tennergy Corp./TN (Royal Bank of Canada) Series 2019A 5.00%, 02/01/2050	5,445	6,320,828
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A 5.25%, 09/01/2021	2,115	2,182,934
Series 2017A 4.00%, 05/01/2048	50,910	54,771,014

		67,124,776

	Principal Amount (000)	U.S. $ Value

Texas – 7.1%
Alvin Independent School District/TX Series 2020A 5.00%, 02/15/2025	$2,945	$3,515,152
Arlington Independent School District/TX 5.00%, 02/15/2028-02/15/2029	6,475	8,513,478
Austin Independent School District Series 2014B 5.00%, 08/01/2021	1,700	1,747,345
Board of Regents of the University of Texas System Series 2020A 5.00%, 08/15/2030	105	146,054
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2025	1,000	1,163,920
City of Austin TX Airport System Revenue 5.00%, 11/15/2025	3,200	3,858,944
City of Austin TX Water & Wastewater System Revenue 0.09%, 05/15/2031	4,705	4,705,000
Series 2015A 5.00%, 11/15/2024	4,730	5,591,002
City of Houston TX Series 2017A 5.00%, 03/01/2025	16,370	19,565,260
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023-09/01/2025	3,800	4,166,528
City of Houston TX Airport System Revenue Series 2018B 5.00%, 07/01/2030	6,160	7,814,699
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	10,249,561
City of Houston TX Combined Utility System Revenue 0.08%, 05/15/2034	13,810	13,810,000
Series 2014C 5.00%, 05/15/2023-05/15/2028	24,850	28,309,032
Series 2020A 5.00%, 11/15/2032-11/15/2033	10,485	14,424,172
City of San Antonio TX Series 2014 5.00%, 02/01/2021	3,905	3,918,824
Dallas Independent School District 5.00%, 02/15/2027	1,355	1,728,695
Series 2011 5.00%, 02/15/2022	5,165	5,192,891
Dallas Performing Arts Cultural Facilities Corp. (Dallas Center for the Performing Arts Foundation, Inc.) 0.10%, 09/01/2041	3,590	3,590,000

	Principal Amount (000)	U.S. $ Value

Dallas/Fort Worth International Airport Series 2014A 5.25%, 11/01/2028	$11,585	$13,008,101
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,501,393
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	84,825	92,187,810
Harris County Hospital District Series 2016 5.00%, 02/15/2021-02/15/2027	4,855	5,422,196
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2026-10/15/2031	3,220	3,875,676
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	10,680	11,354,122
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC) Series 2017A 5.00%, 04/01/2028	1,130	1,133,989
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017A 5.00%, 08/15/2025-08/15/2028	7,250	8,996,172
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2035	875	939,899
North Texas Tollway Authority Series 2011D 5.00%, 09/01/2024 (Pre-refunded/ETM)	5,000	5,158,150
5.25%, 09/01/2025 (Pre-refunded/ETM)	18,130	18,733,185
5.25%, 09/01/2026 (Pre-refunded/ETM)	17,810	18,402,539
Series 2014A 5.00%, 01/01/2022 (Pre-refunded/ETM)	4,000	4,190,000
North Texas Tollway Authority (North Texas Tollway System) Series 2014A 5.00%, 01/01/2021-01/01/2024	12,745	13,587,717
Series 2015B 5.00%, 01/01/2023-01/01/2028	12,275	14,307,478
Series 2019B 5.00%, 01/01/2027-01/01/2029	30,080	38,843,790
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	1,360	1,371,315
San Antonio Independent School District/TX Series 2020B 5.00%, 08/15/2027	1,430	1,849,176

	Principal Amount (000)	U.S. $ Value

San Antonio Water System Series 2013E 5.00%, 05/15/2025	$3,000	$3,338,580
Spring Branch Independent School District Series 2015A 5.00%, 02/01/2024	3,215	3,685,162
Series 2015B 5.00%, 02/01/2024	4,855	5,564,995
State of Texas Series 2011 5.00%, 10/01/2023 (Pre-refunded/ETM)	5,500	5,691,895
5.00%, 10/01/2023-10/01/2025	11,425	11,834,690
5.00%, 10/01/2024 (Pre-refunded/ETM)	5,440	5,629,802
5.00%, 10/01/2025 (Pre-refunded/ETM)	3,025	3,130,542
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) 0.09%, 02/15/2036	270	270,000
Texas Water Development Board 5.00%, 10/15/2026	1,310	1,657,595
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2019 5.00%, 04/15/2026	2,000	2,491,760
Texas Water Development Board (Texas Water Development Board SRF) 5.00%, 08/01/2032	3,250	4,459,195
Series 2018 5.00%, 10/15/2025	1,900	2,326,930
Texas Water Development Board (Texas Water Development Board State Revolving Fund) 5.00%, 08/01/2027	3,640	4,710,233

		451,664,644

Utah – 0.1%
Davis School District Series 2017 5.00%, 06/01/2022	1,015	1,084,091
Utah Transit Authority Series 2015A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,419,620
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,601,092
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015A 5.00%, 06/15/2026	1,305	1,546,477

		7,651,280

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) 0.09%, 12/01/2030	900	900,000

Virginia – 0.9%
County of Fairfax VA Series 2019A 5.00%, 10/01/2028	3,860	5,174,832

	Principal Amount (000)	U.S. $ Value

County of Henrico VA Series 2020A 5.00%, 08/01/2026	$1,860	$2,342,354
County of Loudoun VA Series 2020B 5.00%, 12/01/2024-12/01/2026	7,315	9,023,859
Fairfax County Economic Development Authority (County of Fairfax VA Lease) 5.00%, 08/01/2022-08/01/2034	19,260	25,130,905
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015A 5.00%, 02/01/2023	4,435	4,879,919
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 5.00%, 01/01/2029-01/01/2035	10,720	13,261,128

		59,812,997

Washington – 3.0%
Chelan County Public Utility District No. 1 Series 2011B 5.00%, 07/01/2021	5,000	5,113,950
5.25%, 07/01/2022	3,670	3,757,750
City of Seattle WA Municipal Light & Power Revenue Series 2016B 5.00%, 04/01/2026	4,280	5,325,861
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2022	1,100	1,183,743
County of King WA Series 2015 5.00%, 07/01/2023	2,485	2,781,063
County of King WA Sewer Revenue Series 2011B 5.00%, 01/01/2023 (Pre-refunded/ETM)	4,415	4,415,000
Energy Northwest (Bonneville Power Administration) Series 2012A 5.00%, 07/01/2021	8,840	9,048,094
King County School District No. 49 Tahoma Series 2015 5.00%, 12/01/2022	2,710	2,958,914
Port of Seattle WA 5.00%, 04/01/2032-04/01/2033	2,500	3,151,195
Series 2010B 5.00%, 06/01/2022	1,995	1,999,190
Series 2015C 5.00%, 04/01/2021-04/01/2023	4,320	4,581,595
Series 2018A 5.00%, 05/01/2025	8,320	9,783,738
Series 2018B 5.00%, 05/01/2025	4,695	5,520,991
Snohomish County School District No. 2 Everett Series 2014 5.00%, 12/01/2021	3,600	3,758,940
State of Washington 5.00%, 06/01/2029(b)	3,200	4,287,136

	Principal Amount (000)	U.S. $ Value

Series 2012R 5.00%, 07/01/2024	$6,765	$7,248,156
Series 20152 5.00%, 07/01/2023	9,895	11,073,890
Series 2015A-1 5.00%, 08/01/2023	8,010	8,995,791
Series 2020 5.00%, 07/01/2026	1,170	1,466,700
State of Washington (State of Washington COP) Series 2015C 5.00%, 07/01/2022-01/01/2023	8,805	9,495,486
State of Washington (State of Washington Fed Hwy Grant) Series 2012F-1 5.00%, 09/01/2023	17,550	18,920,830
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015B 5.00%, 08/15/2028-08/15/2030	31,550	37,817,738
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025-08/15/2030	15,880	18,650,571
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) 0.09%, 12/15/2044	950	950,000
Washington State Housing Finance Commission (Panorama/United States) 0.09%, 04/01/2043	2,400	2,400,000
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	3,505	3,452,145

		188,138,467

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV 4.875%, 06/01/2049	16,125	16,384,612

Wisconsin – 2.3%
State of Wisconsin Series 2019A 5.00%, 05/01/2025-05/01/2029	45,000	56,721,050
Series 20211 5.00%, 05/01/2026-05/01/2031(b)	14,150	18,523,419
Series 20212 5.00%, 05/01/2024-05/01/2025(b)	29,485	34,576,559
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	16,760	18,623,121
Wisconsin Center District AGM Series 2020C Zero Coupon, 12/15/2028-12/15/2034	8,515	6,753,324
Wisconsin Health & Educational Facilities Authority (Madison Family Medicine Residency Corp., Inc.) 0.10%, 05/01/2021	380	380,000

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	$2,445	$2,444,976
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) 5.00%, 01/01/2040	3,750	4,373,850
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,000	1,109,370
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 3.00%, 04/01/2025(a)	425	433,649
WPPI Energy Series 2014A 5.00%, 07/01/2029	1,000	1,142,180

		145,081,498

Total Long-Term Municipal Bonds (cost $5,737,393,757)		6,086,239,114

Short-Term Municipal Notes – 0.3%
Texas – 0.3%
State of Texas 4.00%, 08/26/2021 (cost $20,383,070)	19,895	20,390,783

Total Municipal Obligations (cost $5,757,776,827)		6,106,629,897

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Notes 0.625%, 08/15/2030	74,000	72,161,563
2.625%, 02/15/2029(f)	14,361	16,485,979

Total Governments - Treasuries (cost $88,863,849)		88,647,542

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (g)	813	817,044
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(g)	403	400,288
Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(g)	144	146,880
Series 2014-HQ2, Class M3 3.898% (LIBOR 1 Month + 3.75%), 09/25/2024(g)	564	578,412

	Principal Amount (000)	U.S. $ Value

Series 2015-DN1, Class M3 4.298% (LIBOR 1 Month + 4.15%), 01/25/2025(g)	$57	$57,785
Series 2015-DNA1, Class M3 3.448% (LIBOR 1 Month + 3.30%), 10/25/2027(g)	1,003	1,028,488
Series 2015-DNA2, Class M3 4.048% (LIBOR 1 Month + 3.90%), 12/25/2027(g)	269	272,785
Series 2015-DNA3, Class M3 4.848% (LIBOR 1 Month + 4.70%), 04/25/2028(g)	233	242,797
Series 2015-HQ1, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2025(g)	17	17,421
Series 2015-HQA1, Class M3 4.848% (LIBOR 1 Month + 4.70%), 03/25/2028(g)	183	189,819
Series 2016-DNA1, Class M3 5.70% (LIBOR 1 Month + 5.55%), 07/25/2028(g)	883	921,178
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(g)	1,532	1,586,156
Series 2016-HQA3, Class M3 3.998% (LIBOR 1 Month + 3.85%), 03/25/2029(g)	250	259,030
Series 2016-HQA4, Class M3 4.048% (LIBOR 1 Month + 3.90%), 04/25/2029(g)	795	825,220
Series 2017-DNA1, Class M2 3.398% (LIBOR 1 Month + 3.25%), 07/25/2029(g)	327	334,596
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(g)	550	568,033
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(g)	911	923,444
Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(g)	234	237,537
Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (g)	530	523,974
Series 2019-DNA1, Class M2 2.798% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (g)	1,461	1,457,563
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (g)	708	703,929

	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(g)	$1,090	$1,092,549
Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(g)	336	344,328
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(g)	19	19,056
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(g)	689	701,484
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(g)	713	764,446
Series 2016-C03, Class 1M2 5.448% (LIBOR 1 Month + 5.30%), 10/25/2028(g)	276	290,385
Series 2016-C04, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 01/25/2029(g)	164	170,996
Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(g)	681	709,578
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(g)	462	475,431
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(g)	1,745	1,785,681
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(g)	1,356	1,371,353
Series 2017-C06, Class 1M2 2.798% (LIBOR 1 Month + 2.65%), 02/25/2030(g)	591	592,603
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(g)	302	303,914

Total Collateralized Mortgage Obligations (cost $19,190,780)		20,714,183

CORPORATES - INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
CommonSpirit Health 1.547%, 10/01/2025 (cost $4,513,000)	4,513	4,642,659

Total Investments – 97.7% (cost $5,870,344,456)(h)		6,220,634,281
Other assets less liabilities – 2.3%		149,209,758

Net Assets – 100.0%		$6,369,844,039

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	$5,702,627	$—	$5,702,627
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	9,257,624	—	9,257,624
USD	26,075	01/15/2030	1.572%	CPI#	Maturity	1,384,559	—	1,384,559
USD	26,075	01/15/2030	1.587%	CPI#	Maturity	1,342,169	—	1,342,169
USD	11,355	01/15/2030	1.714%	CPI#	Maturity	427,202	—	427,202
USD	11,355	01/15/2030	1.731%	CPI#	Maturity	406,015	—	406,015

						$18,520,196	$—	$18,520,196

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	13,019	02/05/2025	3 month LIBOR	1.361%	Quarterly /Semi-Annual	$611,730	$—	$611,730
USD	29,251	02/06/2025	3 month LIBOR	1.419%	Quarterly /Semi-Annual	1,449,360	—	1,449,360
USD	41,680	02/15/2029	0.597%	3 Month LIBOR	Semi-Annual/ Quarterly	522,554	—	522,554

						$2,583,644	$—	$2,583,644

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	505	$(134,583)	$(49,220)	$(85,363)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,677	(446,921)	(210,868)	(236,053)
Credit Suisse International
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	112	(29,848)	(13,658)	(16,190)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	277	(73,821)	(27,247)	(46,574)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	3,414	(909,831)	(413,556)	(496,275)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	3,451	(919,403)	(339,867)	(579,536)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	5,192	(1,383,668)	(498,194)	(885,474)
Goldman Sachs International
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	647	(172,425)	(81,014)	(91,411)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	4,500	(1,199,250)	(419,111)	(780,139)

						$(5,269,750)	$(2,052,735)	$(3,217,015)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.120%	SIFMA*	Quarterly	$(2,452,152)	$—	$(2,452,152)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	(2,479,984)	—	(2,479,984)

							$(4,932,136)	$—	$(4,932,136)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $159,648,265 or 2.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(h)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $381,447,084 and gross unrealized depreciation of investments was $(18,202,570), resulting in net unrealized appreciation of $363,244,514.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$6,044,151,348	$42,087,766	$6,086,239,114
Short-Term Municipal Notes	—	20,390,783	—	20,390,783
Governments – Treasuries	—	88,647,542	—	88,647,542
Collateralized Mortgage Obligations	—	20,714,183	—	20,714,183
Corporates – Investment Grade	—	4,642,659	—	4,642,659

Total Investments in Securities	—	6,178,546,515	42,087,766	6,220,634,281
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	18,520,196	—	18,520,196
Centrally Cleared Interest Rate Swaps	—	2,583,644	—	2,583,644
Liabilities:
Credit Default Swaps	—	(5,269,750)	—	(5,269,750)
Interest Rate Swaps	—	(4,932,136)	—	(4,932,136)

Total	$—	$6,189,448,469	$42,087,766	$6,231,536,235

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.